Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 18. Income Taxes

Substantially all of the Company’s taxable income from continuing operations is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense (benefit) attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculated income tax in accordance with local tax law and regulations.

The statutory tax rate applicable to the subsidiaries located in the ROC is 17% in 2012, 2013 and 2014. An additional 10% corporate income tax is assessed on undistributed income for the entities in the ROC, but only to the extent such income is not distributed or set aside as legal reserve before the end of the following year. The 10% surtax is recorded in the period the income is earned, and the reduction in the surtax liability is recognized in the period the distribution to shareholders or the setting aside of legal reserve is finalized in the following year.

In accordance with the ROC Statute for Upgrading Industries, Himax Taiwan’s capital increases in September 2004 and June 2009 as well as Himax Semiconductor’s newly incorporated investment in August 2004 and October 2009 related to the manufacturing of a newly designed TFT-LCD driver and were approved by the government authorities for tax exemptions as a result of investing in a newly emerging, important and strategic industry. Himax Taiwan’s capital increase in November 2009 related to the electronic parts and components manufacturing was approved by the government authorities for tax exemptions. The incremental income derived from selling the above new product is tax-exempt for a period of five years.

The Company is entitled to the following tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
September 20, 2004	January 1, 2008-December 31, 2012
June 5, 2009	January 1, 2014-December 31, 2018
November 12, 2009	January 1, 2014-December 31, 2018
Himax Semiconductor:
August 26, 2004	January 1, 2009-December 31, 2013
October 9, 2009	January 1, 2014-December 31, 2018

The income tax exemption is $2,921 thousand, $2,392 thousand and $2,843 thousand and the increase to basic and diluted earnings per ordinary share effect resulting from the income tax exemption is $0.01, $0.01 and $0.01 for the years ended December 31, 2012, 2013 and 2014, respectively.

Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)

Taiwan operations	$73,461	77,130	69,532
Cayman operations	(7,395)	(57)	16,996
US operations	(1,597)	(2,251)	(2,248)
China operations	1,388	506	1,105
Korea operations	29	55	91
Japan operations	-	17	18
	$65,886	75,400	85,494

The components of the income tax expense (benefit) attributable to income from continuing operations before taxes for the years ended December 31, 2012, 2013 and 2014 consist of the following:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$755	5,126	8,928
Taiwan operations – 10% of surtax	5,277	6,497	8,398
Cayman operations	1	-	-
US operations	162	156	83
China operations	699	270	347
Korea operations	3	11	12
Japan operations	-	7	7
Total current income tax expense	6,897	12,067	17,775
Deferred:
Taiwan operations – based on statutory tax rate of 17%	9,789	6,593	3,633
Taiwan operations – 10% of surtax	(29)	853	186
US operations	(998)	4	3
China operations	89	(36)	(2)
Korea operations	-	(5)	(4)
Total deferred income tax expense	8,851	7,409	3,816
Income tax expense	$15,748	19,476	21,591

Since the Company is based in the Cayman Islands, a tax-free country, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The significant components of deferred income tax expense attributable to income from continuing operations for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)
Deferred income tax expense, exclusive of the effects of other components listed below	$9,981	7,409	3,816
Tax benefits of operating loss carryforwards	(1,130)	-	-
	$8,851	7,409	3,816

The applicable combined tax rate was 23.85% in 2012, 2013 and 2014, consisting of an aggregate calculation of the 17% regular income tax and the 10% undistributed earning surtax.

The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% of earnings before income taxes and the actual income tax expense as reported in the consolidated statements of income for the years ended December 31, 2012, 2013 and 2014 are summarized as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)

Expected income tax expense	$11,201	12,818	14,534
Tax on undistributed retained earnings	3,341	4,700	6,814
Tax-exempted income	(2,921)	(2,392)	(2,843)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(571)	(558)	(651)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	(6,157)	-	(489)
Increase in investment tax credits	(1,210)	-	(4,525)
Expired investment tax credits	5,302	-	-
Increase in deferred tax asset valuation allowance	8,219	3,146	4,038
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	658	(215)	305
Tax effect resulting from foreign currency matters	(3,607)	2,278	5,593
Foreign tax rate differential	1,415	612	(2,143)
Variance from audits, amendments and examinations of prior years’ income tax filings	40	(1,376)	37
Others	38	463	921
Actual income tax expense	$15,748	19,476	21,591

The total income tax expense for the years ended December 31, 2012, 2013 and 2014 was allocated as follows:

	Year Ended December 31,
	2012	2013	2014
	(in thousands)

Income from continuing operations	$15,748	19,476	21,591
Other comprehensive gain (loss)	8	(99)	43
Excess tax benefits allocated to additional paid-in capital from share-based compensation	-	(1,271)	(1,232)
Total income tax expense	$15,756	18,106	20,402

As of December 31, 2013 and 2014, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2013	2014
	(in thousands)
Deferred tax assets:
Inventory	$6,509	5,860
Allowance for doubtful accounts	2,255	2,342
Unused investment tax credits	6,017	4,665
Unused loss carryforward-regular tax	28,098	29,369
Unused loss carryforward-undistributed earnings tax	10,229	11,223
Other	1,845	1,604
Total gross deferred tax assets	54,953	55,063
Less: valuation allowance	(38,347)	(40,966)
Net deferred tax assets	16,606	14,097
Deferred tax liabilities:
Unrealized foreign exchange gain	(49)	(2,193)
Advanced share-based compensation deductions	(2,032)	(1,600)
Prepaid pension cost	(396)	(414)
Acquired intangible assets	(2,180)	(1,806)
Other	(70)	(64)
Total gross deferred tax liabilities	(4,727)	(6,077)
Net deferred tax assets	$11,879	8,020

As of December 31, 2014, the Company has not provided for income taxes on the undistributed earnings of approximately $626,613 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. This amount becomes taxable when the ultimate parent company, Himax Technologies, Inc., executes other investments, share buybacks or shareholder dividends to be funded by cash distribution by its foreign subsidiaries. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings because of the complexities of the hypothetical calculation.

The activity in the valuation allowance for deferred tax assets for the years ended December 31, 2012, 2013 and 2014 follows:

Period	Balance at beginning of year	Additions- Charges to earnings	Deductions- Charges to earnings	Expirations and Forfeitures	Others (Note)	Balance at end of year
	(in thousands)

Year 2012	$44,825	9,993	(1,774)	(11,655)	3,606	44,995
Year 2013	$44,995	4,698	(1,552)	(10,183)	389	38,347
Year 2014	$38,347	5,445	(1,407)	(187)	(1,232)	40,966

Note: Others represent the effect resulting from exchange rates and changes in consolidated entities.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss and tax credit carryforwards are available to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment. Over half of the deferred tax assets recognized net of the valuation allowance are dependent upon the projected future taxable income. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the deferred tax assets, net of the valuation allowance at December 31, 2014. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Each entity within the Company files separate standalone income tax return. Except for Himax Taiwan, Himax Semiconductor, Himax Korea, Himax Japan, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp., most of other subsidiaries of the Company have generated tax losses since their inception; therefore, a valuation allowance of $38,347 thousand and $40,966 thousand as of December 31, 2013 and 2014, respectively, was provided to reduce their deferred tax assets (consisting primarily of operating loss carryforward and unused investment tax credits) to zero because management believes it is unlikely that these tax benefits will be realized. For the year ended December 31, 2013 and 2014, Himax Media Solution, Inc. realized a tax benefit of $143 thousand and $1,221 thousand, respectively, related an unused loss carryforward that was previously offset by a valuation allowance.

Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years would be deducted from tax income for Taiwan operations. The statutory losses would be deducted for undistributed earnings tax and were not subject to expiration for Taiwan operations.

As of December 31, 2014, the Company’s unused operating loss carryforward for regular tax were as follows:

	Deductible amount	Tax effect	Expiration year

	(in thousands)

Taiwan operations	$149,990	$25,498	2015~2024
Hong Kong operations	1,809	299	Indefinitely
US operations	8,970	3,572	2024~2034
		$29,369

According to the ROC Statute for Upgrading Industries, which expired on December 31, 2009, the Company was entitled to tax credits for the purchase of machinery for the automation of production, the expenditure for research and development and training of professional personnel. These credits may be applied over a period of five years. The amount of the tax credit that may be applied in any year, except the final year, is limited to 50% of the income tax payable for that year. There is no limitation on the utilization of the amount of investment tax credit to offset the income tax payable in the final year. Also, investments in shares originally issued by ROC domestic companies that belong to newly emerging, important and strategic industries, entitles the Company after a three-year holding period to a tax credit of twenty percent of the price paid for the acquisition of such shares. The tax credit also may be applied over a period of five years.

On May 12, 2010, the Statute for Industrial Innovation was promulgated in the ROC, which became effective on the same date except for the provision relating to tax incentives which went into effect retroactively on January 1, 2010. The Statute for Industrial Innovation entitles companies to investment tax credits for research and development expenses related to innovation activities but limits the amount of investment tax credit to only 15% of the total research and development expenditure for the current year, subject to a cap of 30% of the income tax payable for the current year. Moreover, any unused investment tax credits provided under the Statute for Industrial Innovation cannot be carried forward. The investment tax credits were nil, nil and $4,525 thousand for the years ended December 31, 2012, 2013 and 2014, respectively.

As of December 31, 2014, all of the Company’s unused investment tax credits were as follows:

	Tax effect
	(in thousands)	Expiration year

Taiwan operations	$3,337	2015~2016
US operations	1,328	2020~2034
	$4,665

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2012	2013	2014

	(in thousands)
Balance at beginning of year	$128	791	483
Increase related to prior year tax positions	658	-	368
Decrease related to prior year tax positions	-	(184)	-
Settlements	-	(93)	-
Lapse of statute of limitations	-	(31)	(63)
Effect of exchange rate change	5	-	-
Balance at end of year	$791	483	788

Included in the balance of total unrecognized tax benefits at December 31, 2013 and 2014, are potential benefits of $483 thousand and $788 thousand, respectively that if recognized, would reduce the Company’s effective tax rate. The interest and penalties related to unrecognized tax benefits recorded by the Company were nil, nil and $110 thousand for the years ended December 31, 2012, 2013 and 2014, respectively, and were recognized as a component of income tax expense. Interest and penalties are not included in the tabular roll-forward of unrecognized tax benefits above. The Company’s major taxing jurisdiction is Taiwan. Except for Himax Taiwan, all other Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2012. The income tax returns of 2012 and 2013 for Himax Taiwan and the income tax returns of 2013 for other Taiwan subsidiaries are open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company's unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2014.